Related parties (Detail 3) SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CHF (SFr) [2]	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	[1],[3]	SFr 32	$ 33	$ 34
Additions	[1]		14	9
Reductions	[1]		(8)	(11)
Balance at the end of the year	[1],[3]	34	38	33
UBS AG
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	[1],[4]	22	23	28
Additions	[1]		13	6
Reductions	[1]		(5)	(11)
Balance at the end of the year	[1],[4]	SFr 28	$ 31	$ 23

[1]	All loans are secured loans
[2]	Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.
[3]	There were no unused uncommitted credit facilities as of 31 December 2020 and 31 December 2019.
[4]	There were no unused uncommitted credit facilities as of 31 December 2020 and 31 December 2019.